091-15759fn

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

13005574

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   ETRACS Monthly Pay 2xLeveraged D.J. Select Div. Index ETN
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   DVYL
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Steven I. Givot

Title:
Vice-President - Strategy and Product Management

Telephone Number:
(312) 663-2261

Manual Signature of Official Responsible for Form:

Date:
May 17, 2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 24 2013

SEC 2449 (6-01)

CHX

Chicago Stock Exchange

May 17, 2013

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY 2 4 2013
DIVISION OF TRADING & MARKETS

By UPS

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: Forms 19b-4(e) for various exchange traded products

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following exchange traded products:

AMU	ETRACS Alerian MLP Index ETN Due July 18, 2042
ASDR	VelocityShares Emerging Asia DR
ATMP	Barclays ETN + Select MLP ETN
BAB	PowerShares Build America Bond Portfolio ETF
BRZS	Direxion Daily Brazil Bear 3X Shares ETF
BTAL	QuantShares U.S. Market Anti-Beta Fund ETF
BUND	PIMCO Germany Bond Index Fund ETF
BUNL	PowerShares DB German Bund Futures ETN
BUNT	PowerShares DB 3X German Bund Futures ETN
BWV	iPath Exchange-Traded Notes Linked to CBOE S&P Buy Write Index
BXDB	Barclays ETN + Short B Leveraged ETN Linked to S&P 500 due 11/20/14
BXUB	Barclays ETN + Long B Leveraged ETN Linked to S&P 500 due 11/20/2014
CAD	PIMCO Canada Bond Index Fund ETF
CANE	Teucrium Sugar Fund
CAPE	Barclays ETN + Shiller Cape ETN
CBND	SPDR Barclays Capital Issuer Scored Corporate Bond ETF

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 2 4 2013

CEMB	iShares Emerging Markets Corporate Bond Fund
CEW	Wisdom Tree Dreyfus Emerging Currency Fund ETF
CHEP	QuantShares U.S. Market Neutral Value Fund ETF
CHLC	Market Vectors Renminbi Bond ETF
CLY	iShares 10+ Year Credit Bond Fund ETF
CMBS	iShares Barclays CMBS Bond Fund
COBO	ProShares USD Covered Bond
CPER	United States Copper Index Fund
CPI	IQ CPI Inflation Hedged ETF
CROC	ProShares Ultra Short Australian Dollar
CSLS	Credit Suisse Long/Short Liquid Index Exchange Traded Notes due 2/19/2020
CSM	ProShares Credit Suisse 130/30 ETF
CSMA	Exchange Traded Notes Due 10/6/2020 Linked to the Credit Suisse Merger Arbitrage Liquid Index
CSMB	2X Monthly Leveraged Credit Suisse Merger Arbitrage Liquid Index (Net) ETN
CSMN	Credit Suisse Market Neutral ETN
CVOL	C-Tracks ETN Based on the Performance of the Citi Volatility Index Total Return
DBIZ	AdvisorShares Pring Turner Business Cycle ETF
DFVL	iPath US Treasury 5-Year Bull ETN
DFVS	iPath US Treasury 5-Year Bear ETN
DIV	Global X SuperDividend U.S. ETF
DJCI	UBS AG E-Tracs Linked to the Performance of the Dow Jones-UBS Commodity Index Return Due 10/31/2039
DNO	United States Short Oil Fund, L.P. Units
DOD	Deutsche Bank AG, ELEMENTS - "Dogs of War" Linked to the Dow Jones High Yield Select 10 Total Return Index Due 10/24/2022
DSTJ	JPMorgan Double Short US Long Bond Treasury Futures
DSUM	PowerShares Chinese Yuan Dim Sum Bond Portfolio
DSXJ	JP Morgan Double Short US 10 Year Treasury Futures
DVYL	ETRACS Monthly Pay 2xLeveraged D.J. Select Div. Index ETN
DWAS	PowerShares DWA Small Cap Tech. Leaders Portfolio
EDV	Vanguard Extended Duration Treasury ETF
EEH	Swedish Export Credit Corp. ELEMENTS Linked to the SPECTRUM Large Cap U.S. Sector Momentum Index
EMDR	VelocityShares Emerging Markets DR

GDAY	ProShares Ultra Australian Dollar
ITLT	PowerShares DB 3X Italian Treasury Bond Futures ETN
ITLY	PowerShares DB Italian Treasury Bond Futures ETN
JGBL	PowerShares DB Japanese Govt. Bond Futures ETN
JGBT	PowerShares DB 3X Japanese Govt. Bond Futures ETN
KORZ	Direxion Daily South Korea 3X Shares ETF
RUDR	VelocityShares Russia Select DR
SDYL	ETRACS Monthly Pay 2xLeveraged S&P Dividend ETN

If you have any questions about this filing, please contact me at (312) 663-2261.

Sincerely,

Steven I. Givot
Vice President – Strategy and Product Management

Enclosures